UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
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Check here if Amendment /_/;    Amendment Number:  _______

     This Amendment (Check only one):   /_/     is a restatement.
                                        /_/     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Gabe Hoffman
Address:     c/o Accipiter Capital Management, LLC
             666 5th Avenue, 35th Floor
             New York, New York 10103


Form 13F File Number: 28-11738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gabe Hoffman
Title:        Managing Member of Accipiter Capital Management, LLC
Phone:        212-705-8700

Signature, Place, and Date of Signing:

              /s/ Gabe Hoffman, New York, NY, February 17, 2009

Report Type (Check only one):

/_/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name

        28-10741                Accipiter Capital Management, LLC
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